Commitments and Contingencies	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

Note 15. Commitments and Contingencies

Litigation & Environmental

As part of our normal business activities, we may be named as defendants in litigation and legal proceedings, including those arising from regulatory and environmental matters. Although we are insured against various risks to the extent we believe it is prudent, there is no assurance that the nature and amount of such insurance will be adequate, in every case, to indemnify us against liabilities arising from future legal proceedings. We are not aware of any litigation, pending or threatened, that we believe is reasonably likely to have a significant adverse effect on our financial position, results of operations or cash flows.

Environmental costs for remediation are accrued when environmental remediation efforts are probable and the costs can be reasonably estimated. Such accruals are based on management’s best estimate of the ultimate cost to remediate a site and are adjusted as further information and circumstances develop. Those estimates may change substantially depending on information about the nature and extent of contamination, appropriate remediation technologies and regulatory approvals.

The following table presents the activity of our environmental reserves for the years ended December 31, 2014 and 2013:

	2014	2013
	(In thousands)
Balance at beginning of period	$140	$418
Charged to costs and expenses	—	—
Payments	(140)	(278)
Balance at end of period	$—	$140

Our environmental reserves were classified as current liabilities in accrued liabilities for the periods presented.

Third Party Midstream Service Agreement

We have an existing amended and restated midstream service agreement with Regency Field Services LLC (“Regency”) for the gathering and processing of natural gas in in North Louisiana. The agreement’s primary term expires on December 31, 2025, subject to one-year extensions at either party’s election. Pursuant to the agreement, Regency expanded its Dubach processing facility among other facility and infrastructure improvements, built a new high pressure gathering pipeline to tie-in to their Dubberly processing plant amongst other pipeline and infrastructure improvements, and constructed facilities that permit deliveries into PennTex’s system (see Note 13).  Regency is entitled to receive a payback demand fee from us and other third parties equal to 110% of the infrastructure improvement costs. The payback demand fee is based upon actual volumes gathered, but not less than a specified monthly demand quantity. Until payout is achieved, there is also a monthly demand quantity associated with gathering and processing fees. The table below summarizes the monthly demand quantity (“MDQ”) and fees associated with the agreement.  Based on the MDQ, we project that that payout would be achieved during January 2020.

	MDQ (MMBtu/d)	Payback Demand Fee ($/MMBtu)	Gathering Demand Fee ($/MMBtu)	Dubberly Cryogenic Processing Fee ($/MMBtu)
January 1, 2016 to January 22, 2020	249,700	0.275	0.295	n/a
January 1, 2016 to January 22, 2020	113,000	n/a	n/a	0.380

Regency has no obligation to process gas gathered and dedicated under the agreement after December 31, 2020. Effective on January 1, 2021 and continuing through the termination or expiration of the agreement, we will deliver all gas from the dedicated area and Regency will gather such gas, but will only process gas upon request. We have the right to request that gas gathered by Regency be delivered to alternative delivery points for processing (e.g., PennTex). Under these circumstances, Regency assesses us a $0.25 per MMBtu gathering only fee to take gas off its system.

Related Party Agreements

See Note 13 for additional information related to the Classic and PennTex agreements.

Operating Leases

We also have leases for our corporate headquarters, lease equipment and incur surface rentals related to our business operations. For the years ended December 31, 2015, 2014, and 2013, we recognized $8.5 million, $3.9 million, and $3.0 million of rent expense, respectively.

Amounts shown in the following table represent minimum lease payment obligations and sublease rental income under non-cancelable operating leases with a remaining term in excess of one year:

		Payment or Settlement due by Period
	Total	2016	2017	2018	2019	2020	Thereafter
	(In thousands)
Operating leases	$45,323	$10,509	$9,344	$7,368	$6,776	$6,203	$5,123
Sublease rental income	4,021	1,579	1,197	814	431	—	—